Premises And Equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item contract	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation	$ 248	$ 208
Number of operating leases | contract	5
Lease expenses	$ 489	$ 325
Mortgage Production Office, Columbus, Ohio [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	60 months
Renewal option term	5 years
Blue Ash Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	60 months
Renewal option term	5 years
Glendale Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	60 months
Number of renewal options | item	3
Glendale Lease Renewal Option One [Member]
Property, Plant and Equipment [Line Items]
Renewal option term	5 years
Glendale Lease Renewal Option Two [Member]
Property, Plant and Equipment [Line Items]
Renewal option term	5 years
Glendale Lease Renewal Option Three [Member]
Property, Plant and Equipment [Line Items]
Renewal option term	4 years
Woodmere Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	128 months
Fairlawn Branch [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	10 years
Renewal option term	5 years